ROPES & GRAY LLP

PRUDENTIAL TOWER

1211 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036

PHONE: 212-596-9000

FAX: 212-596-9090

Crystal T. Travanti

212-596-9128

Crystal.Travanti@ropesgray.com

January 5, 2016

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the GMO SGM Major Markets Series Fund Prospectus and Statement of Additional Information (relating to one of the twelve series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement under the Securities Act and Amendment 24 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 22/24”), as filed electronically with the Commission on December 31, 2015. Amendment No. 22/24 became effective on January 3, 2016.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 212-596-9128.

Very truly yours,

/s/ Crystal T. Travanti

Crystal T. Travanti

cc:	J.B. Kittredge, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Meta S. David, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.

James M. Forbes, Esq.